Fair Value of Financial Instruments (Details) - Schedule of Legacy Convertible Notes Reconciliation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Legacy Convertible Notes Reconciliation [Line Items]
Convertible Notes Beginning	$ 11,655	$ 11,478
Convertible Notes Ending		11,655
Issuance	6,215
Change in fair value	1,043	177
Conversion and settlement	(18,913)
Related Party [Member] | 2019 Convertible Notes [Member]
Schedule of Legacy Convertible Notes Reconciliation [Line Items]
Convertible Notes Beginning	11,392	11,219
Convertible Notes Ending		11,392
Issuance
Change in fair value	1,083	173
Conversion and settlement	(12,475)
Related Party [Member] | 2019 Related Party Convertible Notes [Member]
Schedule of Legacy Convertible Notes Reconciliation [Line Items]
Convertible Notes Beginning	263	259
Convertible Notes Ending		263
Issuance
Change in fair value	13	4
Conversion and settlement	(276)
Related Party [Member] | 2023 Convertible Notes [Member]
Schedule of Legacy Convertible Notes Reconciliation [Line Items]
Convertible Notes Beginning
Convertible Notes Ending
Issuance	6,090
Change in fair value	(52)
Conversion and settlement	(6,038)
Related Party [Member] | 2023 Related Party Convertible Notes [Member]
Schedule of Legacy Convertible Notes Reconciliation [Line Items]
Convertible Notes Beginning
Convertible Notes Ending
Issuance	125
Change in fair value	(1)
Conversion and settlement	$ (124)